PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER RECEIVABLES
Schedule of prepaid expenses and other receivables

	December 31,
	2022	2021
	U.S. dollars in thousands
Advance to suppliers	1,033	632
Government institutions	831	847
Prepaid expenses and others	2,523	3,182
	4,387	4,661